Cover	Aug. 22, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 22, 2025
Entity File Number	000-56569
Entity Registrant Name	Rapid Line Inc.
Entity Central Index Key	0001910975
Entity Tax Identification Number	98-1646802
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1111 South Roop Street
Entity Address, Address Line Two	#1915
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89702
City Area Code	415
Local Phone Number	841-3570
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	51st Floor
Entity Address, Address Line Two	T1 Building
Entity Address, Address Line Three	Qianhai Excellence No. 1
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN